Nature of Business and Organization (Details Textual)	12 Months Ended
Dec. 31, 2018
Contractual Arrangements [Member]
Nature of Business and Organization (Textual)
Shareholders pledge equity interest	50.00%
Shanghai Baoxun [Member] | Technical Consultation and Services Agreement [Member]
Nature of Business and Organization (Textual)
Technical consultation and services agreement, description	The technical consultation and services agreement, as amended, remains in effect for 20 years until June 7, 2037.
Contractual agreements term	20 years
Contractual agreements amendment date	Jun. 07, 2037
Shanghai Baoxun [Member] | Business Cooperation Agreement [Member]
Nature of Business and Organization (Textual)
Percentage of service fee	100.00%
Business cooperation agreement, description	The business cooperation agreement remains in effect until and unless Golden Bull WFOE commits gross negligence, or a fraudulent act, against Shanghai Baoxun. Nevertheless, Golden Bull WFOE shall have the right to terminate this agreement upon giving 30 days' prior written notice to Shanghai Baoxun at any time.
Shanghai Baoxun [Member] | Voting Rights Proxy and Financial Supporting Agreements [Member]
Nature of Business and Organization (Textual)
Foregoing contractual arrangements, description	Golden Bull WFOE effective control of Shanghai Dianniu obligate Golden Bull WFOE to absorb 93.2% of the risk of loss from their activities, enable Golden Bull WFOE to receive 93.2% of their expected residual returns, and grant Golden Bull WFOE effective control of Shanghai Baoxun obligate Golden Bull WFOE to absorb all of the risk of loss from their activities, and enable Golden Bull WFOE to receive all of their expected residual returns, the Company accounts for Shanghai Dianniu and Shanghai Baoxun as a VIEs.
Voting rights proxy and financial supporting, description	In consideration of such granted rights, Golden Bull WFOE agrees to provide the necessary financial support to Shanghai Baoxun whether or not Shanghai Baoxun incurs loss and agrees not to request repayment if Shanghai Baoxun is unable to do so. The agreement shall remain in effect for 20 years until June 7, 2037.
Shanghai Dianniu [Member] | Technical Consultation and Services Agreement [Member]
Nature of Business and Organization (Textual)
Technical consultation and services agreement, description	Pursuant to the technical consultation and services agreement between Golden Bull WFOE and Shanghai Dianniu, as amended, Golden Bull WFOE is engaged as exclusive provider of management consulting services to Shanghai Dianniu. For such services, the Shanghai Dianniu agrees to pay service fees determined based on 93.2% of its net income to Golden Bull WFOE or Golden Bull WFOE has obligation to absorb 93.2% of Shanghai Dianniu's losses.
Contractual agreements term	20 years
Contractual agreements amendment date	Jun. 07, 2037
Shanghai Dianniu [Member] | Business Cooperation Agreement [Member]
Nature of Business and Organization (Textual)
Percentage of service fee	93.20%
Business cooperation agreement, description	Nevertheless, Golden Bull WFOE shall have the right to terminate this agreement upon giving 30 days' prior written notice to Shanghai Dianniu at any time.
Shanghai Dianniu [Member] | Voting Rights Proxy and Financial Supporting Agreements [Member]
Nature of Business and Organization (Textual)
Voting rights proxy and financial supporting, description	In consideration of such granted rights, Golden Bull WFOE agrees to provide the necessary financial support to Shanghai Dianniu whether or not Shanghai Dianniu incurs loss and agrees not to request repayment if Shanghai Dianniu is unable to do so. The agreements shall remain in effect for 20 years until June 7, 2037.
Shanghai Dianniu [Member] | Equity Option Agreements [Member]
Nature of Business and Organization (Textual)
Ownership percentage	93.20%
Shanghai Dianniu [Member] | Equity Pledge Agreements [Member]
Nature of Business and Organization (Textual)
Shareholders pledge equity interest	93.20%